Property, Plant, and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Balances and changes in property, plant, and equipment

Balance and changes in property, plant and equipment are as follows:

	Weighted average useful life (years)	Balance as of 12/31/2021	Additions	Depreciation	Transfers (i)	Write-offs and disposals	Acquisition of subsidiaries	Balance as of 12/31/2022
Cost:
Land		610,294	-	-	23,539	(14,717)	-	619,116
Buildings	32	1,486,721	20,020	-	73,744	(47,979)	-	1,532,506
Leasehold improvements	13	1,056,179	40,685	-	82,317	(9,855)	-	1,169,326
Machinery and equipment	12	3,024,577	99,477	-	70,150	(7,518)	73	3,186,759
Automotive fuel/lubricant distribution equipment and facilities	13	3,245,586	96,208	-	12,680	(141,351)	-	3,213,123
LPG tanks and bottles	9	840,931	94,356	-	-	(15,000)	-	920,287
Vehicles	9	288,239	33,452	-	8,050	(4,647)	-	325,094
Furniture and fixtures	9	168,092	34,905	-	5,140	(6,531)	102	201,708
IT equipment	5	330,375	24,069	-	2,053	(53,863)	389	303,023
Construction in progress		452,248	482,043	-	(239,082)	(483)	-	694,726
Advances to suppliers		14,281	35,887	-	(32,029)	-	-	18,139
Imports in progress		181	902	-	(181)	-	-	902
		11,517,704	962,004	-	6,381	(301,944)	564	12,184,709

	Balance as of 12/31/2021	Additions	Depreciation	Transfers (i)	Write-offs and disposals	Business acquisition	Balance as of 12/31/2022
Accumulated depreciation:
Buildings	(585,846)	-	(42,195)	-	36,229	-	(591,812)
Leasehold improvements	(573,553)	-	(58,172)	606	12,863	-	(618,256)
Machinery and equipment	(1,758,401)	-	(175,567)	-	7,024	(10)	(1,926,954)
Automotive fuel/lubricant distribution equipment and facilities	(2,050,533)	-	(175,899)	(3)	112,778	-	(2,113,657)
LPG tanks and bottles	(498,310)	-	(69,860)	-	10,910	-	(557,260)
Vehicles	(133,149)	-	(23,713)	-	2,685	-	(154,177)
Furniture and fixtures	(112,288)	-	(11,496)	(603)	5,953	(4)	(118,438)
IT equipment	(269,534)	-	(23,933)	-	53,526	(37)	(239,978)
	(5,981,614)	-	(580,835)	-	241,968	(51)	(6,320,532)
Provision for impairment losses:
Land	(146)	-	-	-	-	-	(146)
Leasehold improvements	(18)	(12)	-	-	-	-	(30)
Machinery and equipment	(1,289)	(27)	-	-	(250)	-	(1,566)
Automotive fuel/lubricant distribution equipment and facilities	(46)	-	-	-	24	-	(22)
	(1,499)	(39)	-	-	(226)	-	(1,764)
Net amount	5,534,591	961,965	(580,835)	6,381	(60,202)	513	5,862,413

(i) Refers to R$ 271,292 transferred from Works in progress, Advances to Suppliers and Imports in progress to the other classes of property, plant and equipment, R$ 5,311 transferred from right-of-use assets and R$ 1,070 transferred from intangible assets.

Construction in progress relates substantially to expansions, renovations, constructions and upgrade of terminals, service stations and distribution bases.

Advances to suppliers are related, basically, to manufacturing of assets for expansion of terminals and bases and acquisition of real estate.

	Weighted average useful life (years)	Balance as of 12/31/2020	Additions	Depreciation	Transfers (i) (ii)	Write-offs and disposals	Exchange rate variation	Reclassification to assets held for sale (iii)	Balance as of 12/31/2021
Cost:
Land		687,108	2,424	-	-	(17,503)	3,416	(65,151)	610,294
Buildings	33	2,154,710	47,920	-	119,748	(34,925)	26,997	(827,729)	1,486,721
Leasehold improvements	10	1,222,822	21,944	-	136,206	(31,587)	30	(293,236)	1,056,179
Machinery and equipment	12	6,498,362	161,071	-	558,197	(13,811)	93,412	(4,272,654)	3,024,577
Automotive fuel/lubricant distribution equipment and facilities	13	3,169,320	88,112	-	33,794	(45,640)	-	-	3,245,586
LPG tanks and bottles	9	776,479	91,842	-	1,567	(28,957)	-	-	840,931
Vehicles	8	310,836	19,054	-	11,634	(25,949)	82	(27,418)	288,239
Furniture and fixtures	8	316,712	33,644	-	2,277	(14,614)	1,296	(171,223)	168,092
IT equipment	5	444,844	28,350	-	901	(11,998)	705	(132,427)	330,375
Construction in progress (ii)		580,695	797,674	-	(829,245)	(301)	3,290	(99,865)	452,248
Advances to suppliers		34,642	21,985	-	(18,894)	-	-	(23,452)	14,281
Imports in progress		866	4,312	-	(4,631)	-	38	(404)	181
		16,197,396	1,318,332	-	11,554	(225,285)	129,266	(5,913,559)	11,517,704

	Balance as of 12/31/2020	Additions	Depreciation	Transfers (i) (ii)	Write-offs and disposals	Exchange rate variation	Reclassification to assets held for sale (iii)	Balance as of 12/31/2021
Accumulated depreciation:
Buildings	(851,397)	-	(68,388)	(94)	23,031	(6,872)	317,874	(585,846)
Leasehold improvements	(689,161)	-	(81,976)	81	27,519	(37)	170,021	(573,553)
Machinery and equipment	(3,598,304)	-	(356,637)	-	11,717	(21,651)	2,206,474	(1,758,401)
Automotive fuel/lubricant distribution equipment and facilities	(1,906,953)	-	(178,110)	(311)	34,841	-	-	(2,050,533)
LPG tanks and bottles	(454,651)	-	(62,558)	-	18,899	-	-	(498,310)
Vehicles	(143,854)	-	(22,927)	195	15,480	(20)	17,977	(133,149)
Furniture and fixtures	(191,713)	-	(23,594)	24	14,443	(817)	89,369	(112,288)
IT equipment	(352,256)	-	(35,614)	317	11,489	(435)	106,965	(269,534)
	(8,188,289)	-	(829,804)	212	157,419	(29,832)	2,908,680	(5,981,614)
Provision for impairment losses:
Land	(146)	-	-	-	-	-	-	(146)
Leasehold improvements	(61)	(43,666)	-	-	-	(3)	43,712	(18)
Machinery and equipment	(2,857)	(839)	-	-	6	(45)	2,446	(1,289)
Automotive fuel/lubricant distribution equipment and facilities	(73)	-	-	-	27	-	-	(46)
Vehicles	-	(160)	-	-	-	-	160	-
Furniture and fixtures	-	(14,887)	-	-	-	-	14,887	-
IT equipment	-	(1,660)	-	-	-	-	1,660	-
Advances to suppliers	(110)	-	-	-	-	-	110	-
	(3,247)	(61,212)	-	-	33	(48)	62,975	(1,499)
	8,005,860	1,257,120	(829,804)	11,766	(67,833)	99,386	(2,941,904)	5,534,591

 (i) Refers to R$ 169 transferred to intangible assets.

(ii) Includes R$ 11,935 transferred from right-of-use assets.

(iii) For further information, see Note 4.c

	Weighted average useful life (years)	Balance on 12/31/2019	Additions	Depreciation	Transfer (i)	Write-offs and disposals	Effect of foreign currency exchange rate variation	Balance on 12/31/2020
Cost:
Land		667,865	21,300	-	2,113	(14,427)	10,257	687,108
Buildings	32	1,925,946	25,572	-	148,527	(27,210)	81,875	2,154,710
Leasehold improvements	9	1,121,528	28,374	-	89,559	(16,954)	315	1,222,822
Machinery and equipment	13	5,707,721	144,089	-	378,883	(5,554)	273,223	6,498,362
Automotive fuel/lubricant distribution equipment and facilities	13	2,991,472	90,279	-	133,963	(46,394)	-	3,169,320
LPG tanks and bottles	10	755,460	65,230	-	289	(44,500)	-	776,479
Vehicles	8	320,161	22,495	-	8,363	(40,517)	334	310,836
Furniture and utensils	9	295,604	13,985	-	6,775	(3,694)	4,042	316,712
Construction in progress		827,086	506,367	-	(765,785)	(1,167)	14,194	580,695
Advances to suppliers		12,544	28,339	-	(6,185)	(56)	-	34,642
Imports in progress		250	1,437	-	(822)	-	1	866
IT equipment	5	412,809	32,134	-	539	(2,827)	2,189	444,844
		15,038,446	979,601	-	(3,781)	(203,300)	386,430	16,197,396

	Balance on 12/31/2019	Additions	Depreciation	Transfer (i)	Write-offs and disposals	Effect of foreign currency exchange rate variation	Balance on 12/31/2020
Accumulated depreciation:
Buildings	(793,835)	-	(65,318)	2,376	20,021	(14,641)	(851,397)
Leasehold improvements	(614,379)	-	(80,995)	49	6,252	(88)	(689,161)
Machinery and equipment	(3,231,627)	-	(317,694)	59	4,091	(53,133)	(3,598,304)
Automotive fuel/lubricant distribution equipment and facilities	(1,766,878)	-	(176,404)	(6)	36,335	-	(1,906,953)
LPG tanks and bottles	(425,554)	-	(56,267)	(30)	27,200	-	(454,651)
Vehicles	(139,045)	-	(24,585)	48	19,997	(269)	(143,854)
Furniture and utensils	(171,475)	-	(21,060)	7	2,988	(2,173)	(191,713)
IT equipment	(318,063)	-	(35,080)	122	2,676	(1,911)	(352,256)
	(7,460,856)	-	(777,403)	2,625	119,560	(72,215)	(8,188,289)
Provision for losses:
Advances to suppliers	(110)	-	-	-	-	-	(110)
Land	(146)	-	-	-	-	-	(146)
Leasehold improvements	(1,599)	910	-	-	639	(11)	(61)
Machinery and equipment	(2,875)	-	-	-	156	(138)	(2,857)
Automotive fuel/lubricant distribution equipment and facilities	(98)	-	-	-	25	-	(73)
	(4,828)	910	-	-	820	(149)	(3,247)
Net amount	7,572,762	980,511	(777,403)	(1,156)	(82,920)	314,066	8,005,860

(i) Refers to amounts transferred between items and to intangible assets.